New York Life Insurance Company

51 Madison Avenue

New York, New York 10010

Bus: 212-576-7558

Fax: 212-447-0569

E-Mail: charles_a_whites@newyorklife.com

www.newyorklife.com

Charles A. Whites, Jr.

Associate General Counsel

VIA EDGAR

May 4, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account – III

File Nos. 033-87382 and 811-08904

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectuses and Statements of Additional Information that Registrant would have filed pursuant to
Rule 497(c) would not have differed from that filed on April 12, 2012 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of this amendment to the registration statement was filed electronically on April 12, 2012.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7558.

Very truly yours,

/s/ Charles A. Whites, Jr.

Charles A. Whites, Jr.

Associate General Counsel